Investments (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Notes to Financial Statements
Held-to-maturity investments	¥ 172	¥ 5,144
Private equity funds investments		¥ 10